NET REVENUES	12 Months Ended
Dec. 31, 2016
NET REVENUES [Abstract]
NET REVENUES
8	NET REVENUES
Net revenues consist of the following:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Tuition fee	835,275	1,174,596	1,545,680
Certification service fee	18,038	27,466	35,980
Loan referral service fee	-	-	8,750
Others	2,873	1,136	1,875
Business taxes and surcharges	(19,245)	(25,190)	(12,681)

Total net revenues	836,941	1,178,008	1,579,604

Others mainly represent miscellaneous fees, including franchise fee and guarantee fee (see note 11(a)).